Schedule of investments

Delaware International Value Equity Fund February 29, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.75%Δ
Denmark - 7.42%
Novo Nordisk Class B	356,345	$20,877,883
		20,877,883
France - 24.37%
Air Liquide	121,830	16,594,852
Danone	242,905	17,143,874
Orange	790,990	10,645,425
Publicis Groupe	331,375	12,886,925
Sodexo	116,625	11,271,789
		68,542,865
Germany - 7.26%
adidas AG	15,610	4,394,968
Fresenius Medical Care AG & Co.	207,685	16,018,086
		20,413,054
Ireland - 1.60%
Kerry Group Class A	35,500	4,506,876
		4,506,876
Japan - 21.68%
Asahi Group Holdings	190,400	7,288,069
Kao	66,700	4,854,121
KDDI	466,000	13,166,160
Kirin Holdings	177,500	3,373,257
Lawson *	122,000	6,516,512
Makita	234,200	7,937,651
Secom	49,600	3,933,568
Seven & i Holdings	409,300	13,925,759
		60,995,097
Netherlands - 7.28%
Koninklijke Ahold Delhaize	876,810	20,484,277
		20,484,277
Sweden - 3.42%
Securitas Class B	708,430	9,620,661
		9,620,661
Switzerland - 15.84%
Nestle	162,330	16,704,702
Roche Holding	62,710	20,163,382
Swatch Group	33,000	7,683,279
		44,551,363
United Kingdom - 8.88%
Diageo	312,710	11,157,361

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Schedule of investments

Delaware International Value Equity Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
G4 S	4,338,640	$9,606,583
Next	53,470	4,214,302
		24,978,246

Total Common Stock (cost $289,576,119)		274,970,322

Exchange-Traded Funds – 1.73%
iShares MSCI EAFE ETF	4,480	278,835
Vanguard FTSE Developed Markets ETF*	116,200	4,586,414
Total Exchange-Traded Funds (cost $5,093,863)		4,865,249

Total Value of Securities Before Securities Lending Collateral – 99.48%
(cost $294,669,982)		279,835,571

	Principal amount°
Security Lending Collateral – 1.52%
Repurchase Agreements - 1.52%
Bank of Montreal
1.58%, dated 02/28/20, to be repurchased on 03/02/20,
repurchase price $295,262 (collateralized by US
government obligations 0.00%-2.875%
8/20/20 -9/9/49; market value $301,127)	295,223	295,223
Bank of Nova Scotia
1.59%, dated 02/28/20, to be repurchased on 03/02/20,
repurchase price $996,601 (collateralized by US
government obligations 0.00%-2.875%
3/3/20 -2/28/25; market value $1,016,534)	996,469	996,469
BofA Securities
1.59%, dated 02/28/20, to be repurchased on 03/02/20,
repurchase price $996,601 (collateralized by US
government obligations 2.125% 6/30/22; market value
$1,016,400)	996,469	996,469
Credit Agricole
1.59%, dated 02/28/20, to be repurchased on 03/02/20,
repurchase price $996,601 (collateralized by US
government obligations 0.125% 4/15/20; market value
$1,016,399)	996,469	996,469
JP Morgan Securities
1.59%, dated 02/28/20, to be repurchased on 03/02/20,
repurchase price $996,601 (collateralized by US
government obligations 0.00%-2.75%
3/24/20 -9/9/49; market value $1,016,399)	996,469	996,469
Total Securities Lending Collateral (cost $4,281,099)		4,281,099

2 NQ-034 [2/20] 4/20 (1139896)

(Unaudited)

Total Value of Securities – 101.00%
(cost $298,951,081)	$284,116,670 ■
Obligation to Return Securities Lending Collateral – (1.52%)	(4,276,155)
Receivables and Other Assets Net of Liabilities – 0.52%	1,474,010
Net Assets Applicable to 21,210,884 Shares Outstanding – 100.00%	$281,314,525

*	Fully or partially on loan.
■	Includes $10,210,013 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $6,340,260.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.

Summary of abbreviations:
AG – Aktiengesellschaft
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange 100 Index
MSCI – Morgan Stanley Capital International
USD – US Dollar

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